TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Rate

	Year ended December 31,
	2014	2015	2016

Income before taxes as reported in the statements of operations	$3,402	$5,031	$904

Tax rate	26.5%	26.5%	25%

Theoretical tax	$902	$1,333	$226

Increase (decrease) in taxes:

Non-deductible items	746	211	249
Losses and other items for which a valuation allowance was provided	939	579	977
Realization of carryforward tax losses for which valuation allowance was provided	(2,382)	(587)	(541)
Changes in valuation allowance	(1,034)	(567)	(1,602)
Tax rate differences in subsidiaries	571	276	236
Provision for uncertain tax positions	55	147	(230)
Taxes in respect of prior years	-	7	79
Tax withheld against which valuation allowance was provided this year	391	671	602
Investment tax credit	(160)	(158)	(220)
Other	54	11	102

Taxes on income (tax benefit) in the statements of operations	$82	$1,923	$(122)

Schedule of Income Taxes

	Year ended December 31,
	2014	2015	2016

Current	$1,024	$1,979	$1,485
Deferred	(942)	(56)	(1,607)

	$82	$1,923	$(122)

Domestic	$295	$966	$407
Foreign	(213)	957	(529)

	$82	$1,923	$(122)

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2015	2016
Deferred tax assets:
Operating loss carry forwards	$6,178	$4,781
Reserves and tax allowances	2,646	2,936

Total deferred taxes before valuation allowance	8,824	7,717
Valuation allowance	(7,276)	(5,603)

Deferred tax assets, net:	1,548	2,114

Deferred tax liabilities:	666	167

Net deferred tax assets	$882	$1,947

Foreign	$882	$1,947

Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes

	Year ended December 31,
	2014	2015	2016

Domestic	$(923)	$(1,484)	$(1,482)
Foreign	4,325	6,515	2,386

	$3,402	$5,031	$904

Schedule of Reconciliation of Unrecognized Tax Benefits

	December 31,
	2015	2016

Balance at the beginning of the year	$758	$893

Additions based on tax positions taken related to the current year	293	45
Reductions related to settlement of tax matters and limitation	(146)	(275)
Foreign currency translation adjustments	(12)	-

Balance at the end of the year	$893	$663